Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Income (Loss) From Discontinued Operations, Net Of Tax
The table below summarizes the income (loss) from discontinued operations, net of tax, presented on our consolidated statements of operations:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Gain related to settlement of a portion of our indemnity liabilities to FEMSA (See "Note 20")	$—	$42.6	$—
Loss related to adjustment in legal reserves due to changes in estimates and foreign exchange gains and losses	(0.4)	(1.5)	—
Adjustments to indemnity liabilities due to changes in estimates and foreign exchange gains and losses	2.7	(1.5)	(9.0)
Income (loss) from discontinued operations, net of tax	$2.3	$39.6	$(9.0)